Document and Entity Information	Aug. 20, 2025
Cover [Abstract]
Entity Registrant Name	CARLISLE COMPANIES INC
Amendment Flag	false
Entity Central Index Key	0000790051
Document Type	8-K
Document Period End Date	Aug. 20, 2025
Entity Incorporation State Country Code	DE
Entity File Number	1-9278
Entity Tax Identification Number	31-1168055
Entity Address, Address Line One	16430 North Scottsdale Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	781-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	CSL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false